Income taxes (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure Of Income Tax [Abstract]
Current period research and development tax credit receivable on qualifying expenditure	£ 1,036	£ 1,218
Tax expense related to the US operations	(90)	(15)
Total credit for the period	£ 946	£ 1,203